Right Of Use Assets And Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Right Of Use Assets And Lease Liabilities [Line Items]
Summary of Maturity Analysis of Lease Liabilities

The following table outlines the maturities of the Company's lease liabilities:

At June 30, 2026	Operating leases
Remainder of 2026	$1,172
2027	1,857
2028	2,056
2029	2,350
2030	2,733
Thereafter	14,851
Total lease payments	$25,019
Less imputed interest	9,338
Total	$15,681
Current portion of lease liabilities	1,954
Non current portion of lease liabilities	13,727
Total lease liabilities	$15,681